Shareholder Fees {- Fidelity Treasury Only Money Market Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-09 | Fidelity Treasury Only Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none